Leases (Details) - Schedule of leased properties have a remaining lease term - DIGERATI TECHNOLOGIES, INC [Member]	3 Months Ended	12 Months Ended
	Oct. 31, 2022 USD ($) m²	Jul. 31, 2022 USD ($) m²
8023 Vantage Dr., Suite 660, San Antonio, Texas 78230 [Member]
Leases (Details) - Schedule of leased properties have a remaining lease term [Line Items]
Annual Rent | $	$ 49,136	$ 49,136
Lease Expiration Date	Sep-27	Sep-27
Business Use	Executive offices	Executive offices
Approx. Sq. Ft. | m²	2,843	2,843
10967 Via Frontera, San Diego, CA 92127 [Member]
Leases (Details) - Schedule of leased properties have a remaining lease term [Line Items]
Annual Rent | $	$ 369,229	$ 369,229
Lease Expiration Date	Mar-26	Mar-26
Business Use	Office space	Office space
Approx. Sq. Ft. | m²	18,541	18,541
1610 Royal Palm Avenue, Suite 300, Fort Myers, FL 33901 [Member]
Leases (Details) - Schedule of leased properties have a remaining lease term [Line Items]
Annual Rent | $	$ 83,260	$ 83,260
Lease Expiration Date	Dec-25	Dec-25
Business Use	Office space and network facilities	Office space and network facilities
Approx. Sq. Ft. | m²	6,800	6,800
2121 Ponce de Leon Blvd., Suite 200, Coral Gables FL 33134 [Member]
Leases (Details) - Schedule of leased properties have a remaining lease term [Line Items]
Annual Rent | $	$ 106,553	$ 128,301
Lease Expiration Date	Dec-27	Dec-27
Business Use	Office space & wireless internet network	Office space & wireless internet network
Approx. Sq. Ft. | m²	4,623	4,623
7218 McNeil Dr., FL-1, Austin, TX 78729 [Member]
Leases (Details) - Schedule of leased properties have a remaining lease term [Line Items]
Annual Rent | $	$ 21,000	$ 21,000
Lease Expiration Date	Mar-24	Mar-24
Business Use	Network facilities	Network facilities
Approx. Sq. Ft. | m²	25	25
6606 Lyndon B. Johnson, Fwy., FL1, Suite 125, Dallas, TX 75240 [Member]
Leases (Details) - Schedule of leased properties have a remaining lease term [Line Items]
Annual Rent | $	$ 17,040	$ 17,040
Lease Expiration Date	Dec-22	Dec-22
Business Use	Network facilities	Network facilities
Approx. Sq. Ft. | m²	25	25
9701 S. John Young Parkway, Orlando, FL 32819 [Member]
Leases (Details) - Schedule of leased properties have a remaining lease term [Line Items]
Annual Rent | $	$ 25,440	$ 25,440
Lease Expiration Date	May-23	May-23
Business Use	Network facilities	Network facilities
Approx. Sq. Ft. | m²	540	540
50 NE 9th St, Miami, FL 3313 [Member]
Leases (Details) - Schedule of leased properties have a remaining lease term [Line Items]
Annual Rent | $	$ 41,300	$ 41,300
Lease Expiration Date	May-23	May-23
Business Use	Network facilities	Network facilities
Approx. Sq. Ft. | m²	25	25
350 NW 215 St., Miami Gardens, FL 33169 [Member]
Leases (Details) - Schedule of leased properties have a remaining lease term [Line Items]
Annual Rent | $	$ 29,254	$ 29,254
Lease Expiration Date	May-23	May-23
Business Use	Wireless internet network	Wireless internet network
Approx. Sq. Ft. | m²	100	100
8333 NW 53rd St, Doral, FL 33166 [Member]
Leases (Details) - Schedule of leased properties have a remaining lease term [Line Items]
Annual Rent | $	$ 14,021	$ 14,021
Lease Expiration Date	Jul-25	Jul-25
Business Use	Wireless internet network	Wireless internet network
Approx. Sq. Ft. | m²	100	100
100 SE 2nd Street, Miami, FL 33131 [Member]
Leases (Details) - Schedule of leased properties have a remaining lease term [Line Items]
Annual Rent | $	$ 36,466	$ 36,466
Lease Expiration Date	Jan-24	Jan-24
Business Use	Wireless internet network	Wireless internet network
Approx. Sq. Ft. | m²	100	100
9055 SW 73rd Ct, Miami, FL 33156 [Member]
Leases (Details) - Schedule of leased properties have a remaining lease term [Line Items]
Annual Rent | $	$ 8,787	$ 8,787
Lease Expiration Date	Dec-23	Dec-23
Business Use	Wireless internet network	Wireless internet network
Approx. Sq. Ft. | m²	100	100
9517 Fontainebleau Blvd., Miami, FL 33172 [Member]
Leases (Details) - Schedule of leased properties have a remaining lease term [Line Items]
Annual Rent | $	$ 11,907	$ 11,907
Lease Expiration Date	Aug-24	Aug-24
Business Use	Wireless internet network	Wireless internet network
Approx. Sq. Ft. | m²	100	100